Advances from Customers	9 Months Ended
Sep. 30, 2011
Advances from Customers
Advances from Customers

Note 11 - Advances from Customers

As of September 30, 2011 and December 31, 2010, the Company had advances from customers of $3,227,595 and $768,773, respectively. As a common business practice, the Company requires certain customers to make advance payments for advertisements. Such advances are interest-free and unsecured.